UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: 55894
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



F0RM13F INFORMATION TABLE


                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
AMERICAN INTL GROUP INC        	COM 	026874107      679	12250	 SH 	      SOLE 	   	   12250
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      768	76957	 SH 	      SOLE 	   	   76957
ARGONAUT TECHNOLOGIES INC      	COM 	040175101      26	29212	 SH 	      SOLE 	   	   29212
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      593	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      273	6200	 SH 	      SOLE 	   	   6200
BRISTOL MYERS SQUIBB CO        	COM 	110122108      280	11000	 SH 	      SOLE 	   	   11000
CHEVRONTEXACO CORP             	COM 	166764100      560	9600	 SH 	      SOLE 	   	   9600
CIENA CORP                     	COM 	171779101      366	212887	 SH 	      SOLE 	   	   212887
CINERGY CORP                   	COM 	172474108      452	11150	 SH 	      SOLE 	   	   11150
CISCO SYS INC                  	COM 	17275R102      412	23050	 SH 	      SOLE 	   	   23050
CITIGROUP INC                  	COM 	172967101      913	20316	 SH 	      SOLE 	   	   20316
COCA COLA CO                   	COM 	191216100      293	7025	 SH 	      SOLE 	   	   7025
COMCAST CORP NEW               	COM 	20030N200      210	6300	 SH 	      SOLE 	   	   6300
CSX CORP                       	COM 	126408103      408	9800	 SH 	      SOLE 	   	   9800
CVS CORP                       	COM 	126650100      285	5425	 SH 	      SOLE 	   	   5425
DELL INC                       	COM 	24702R101      315	8200	 SH 	      SOLE 	   	   8200
DU PONT E I DE NEMOURS + CO    	COM 	263534109      348	6800	 SH 	      SOLE 	   	   6800
EMERSON ELEC CO                	COM 	291011104      493	7600	 SH 	      SOLE 	   	   7600
EXACT SCIENCES CORP            	COM 	30063P105      360	100880	 SH 	      SOLE 	   	   100880
EXXON MOBIL CORP               	COM 	30231G102      784	13155	 SH 	      SOLE 	   	   13155
GANNETT INC                    	COM 	364730101      471	5950	 SH 	      SOLE 	   	   5950
GENERAL ELEC CO                	COM 	369604103      1004	27850	 SH 	      SOLE 	   	   27850
GENERAL MLS INC                	COM 	370334104      333	6775	 SH 	      SOLE 	   	   6775
GILLETTE CO                    	COM 	375766102      575	11400	 SH 	      SOLE 	   	   11400
GOLDEN WEST FINL CORP DEL      	COM 	381317106      484	8000	 SH 	      SOLE 	   	   8000
GOOGLE INC                     	COM 	38259P508      27807	154049	 SH 	      SOLE 	   	   154049
HALLIBURTON CO                 	COM 	406216101      315	7275	 SH 	      SOLE 	   	   7275
INGERSOLL RAND COMPANY LIMITED 	COM 	G4776G101      456	5725	 SH 	      SOLE 	   	   5725
INTEL CORP                     	COM 	458140100      430	18505	 SH 	      SOLE 	   	   18505
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      772	8450	 SH 	      SOLE 	   	   8450
INTERNATIONAL PAPER CO         	COM 	460146103      228	6200	 SH 	      SOLE 	   	   6200
IPASS INC                      	COM 	46261V108      1501	245180	 SH 	      SOLE 	   	   245180
JOHNSON + JOHNSON              	COM 	478160104      799	11900	 SH 	      SOLE 	   	   11900
KIMBERLY CLARK CORP            	COM 	494368103      208	3165	 SH 	      SOLE 	   	   3165
LOWES COS INC                  	COM 	548661107      474	8300	 SH 	      SOLE 	   	   8300
MARATHON OIL CORP              	COM 	565849106      243	5175	 SH 	      SOLE 	   	   5175
MEDTRONIC INC                  	COM 	585055106      352	6900	 SH 	      SOLE 	   	   6900
MICROSOFT CORP                 	COM 	594918104      822	34000	 SH 	      SOLE 	   	   34000
NEUROMETRIX INC                	COM 	641255104      2920	305808	 SH 	      SOLE 	   	   305808
PEPSICO INC                    	COM 	713448108      715	13475	 SH 	      SOLE 	   	   13475
PROCTER AND GAMBLE CO          	COM 	742718109      382	7200	 SH 	      SOLE 	   	   7200
SBC COMMUNICATIONS INC         	COM 	78387G103      329	13900	 SH 	      SOLE 	   	   13900
SCHLUMBERGER LTD               	COM 	806857108      345	4900	 SH 	      SOLE 	   	   4900
SCRIPPS E W CO OH              	COM 	811054204      272	5575	 SH 	      SOLE 	   	   5575
SPRINT CORP                    	COM 	852061100      455	20000	 SH 	      SOLE 	   	   20000
STATE STREET CORPORATION       	COM 	857477103      620	14170	 SH 	      SOLE 	   	   14170
TEXAS INSTRS INC               	COM 	882508104      274	10750	 SH 	      SOLE 	   	   10750
TEXTRON INC                    	COM 	883203101      597	8000	 SH 	      SOLE 	   	   8000
TIME WARNER INC NEW            	COM 	887317105      534	30400	 SH 	      SOLE 	   	   30400
UNITED TECHNOLOGIES CORP       	COM 	913017109      247	2425	 SH 	      SOLE 	   	   2425
VOLTERRA SEMICONDUCTOR CORP    	COM 	928708106      271	20050	 SH 	      SOLE 	   	   20050
WAL MART STORES INC            	COM 	931142103      392	7825	 SH 	      SOLE 	   	   7825
WEB MD CORP                    	COM 	94769M105      783	92155	 SH 	      SOLE 	   	   92155
WYETH                          	COM 	983024100      631	14950	 SH 	      SOLE 	   	   14950
ZANETT INC                     	COM 	98906R109      35	10000	 SH 	      SOLE 	   	   10000
